Subsequent Events (Amendment To Class A Preferred Stock) (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2012 Class A Preferred Stock [Member]	Jan. 14, 2013 Subsequent Event [Member]	Jan. 14, 2013 Subsequent Event [Member] Class A Preferred Stock [Member]
Subsequent Event [Line Items]
Stock conversion, minimum share price			$ 9.00
Stock conversion, minimum physical occupancy rate of contributed proeprties	90.00%	90.00%
Stock conversion, threshold of trading days		20 days